Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - Government bonds per country of risk [member] - Credit risk [member] - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	€ 5,084	€ 6,164
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	2	2
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	275	334
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	9	10
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	3	4
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	25	36
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	21	25
Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	63	69
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	6	7
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	188	161
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	84	93
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	612	695
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	[1]	6,374	7,601
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5,017	6,095
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		19	21
Americas [member] | Indonesia government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		63	69
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		76	82
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		586	660
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5,762	6,926
United Kingdom [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		257	316
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		18	28
United Kingdom [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		5	5
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		19	20
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		302	370
International [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		64	69
International [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2	2
International [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		9	10
International [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		3	4
International [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		8	8
International [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2	4
International [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1	1
International [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		188	161
International [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		8	12
International [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		7	16
International [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		293	286
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		17	18
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		€ 17	€ 18

[1]	Includes investments of Holding and other activities.